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                                January 6, 2006

EDGAR FILING
------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

                  Re:      Heritage Growth and Income Trust
                           File Nos. 033-07559 and 811-04767
                           ---------------------------------


Dear Sir or Madam:

         Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus used with respect to the above Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 31 ("PEA No. 31") to its Registration Statement on Form N-1A and that PEA No. 31 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9044.

                                              Very truly yours,

                                              /s/ David Joire

                                              David Joire



cc:  Mathew J. Calabro
     Heritage Asset Management, Inc.